1. Organization, Basis of Presentation, and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Basis of Presentation, and Nature of Operations

Note 1 – Organization, Basis of Presentation, and Nature of Operations

Magellan Gold Corporation (“we” “our”, “us”, the “Company” or “Magellan”) was incorporated on September 28, 2010, under the laws of the State of Nevada. Our principal business is the acquisition and exploration of mineral resources. We have not presently determined whether the properties to which we have mining rights contain mineral reserves that are economically recoverable.

On November 30, 2017, the Company purchased from Rose Petroleum plc (“Rose”) a mineral processing mill operation located in the state of Navarit, Mexico (the “SDA Mill”) as well as its associated assets, licenses and agreements.

On October 17, 2017, the Company amended the agreement to include the acquisition of Minerales Vane Operaciones ("MVO") (the entity that provides labor to the Mill) for $2,500. In January 2018 the Company paid the purchase price and obtained legal control of MVO. MVO is the sister entity which was organized for the purpose of employing all personnel of the SDA mill. The acquisition of MVO did not result in the acquisition of any additional assets or liabilities.

Our primary focus with the acquisition of the SDA Mill in Mexico is to transform Magellan into a production company, to continue to advance our Arizona silver project towards resource definition and eventual development, and possibly to acquire additional mineral rights and conduct additional exploration, development and permitting activities. Our mineral lease payments, permitting applications and exploration and development efforts will require additional capital. We rely upon the sale of our securities as well as advances and loans from executive management and significant shareholders to fund our operations as we have not generated any significant revenue.

Basis of Presentation

We prepare our financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”). The accompanying unaudited interim consolidated financial statements have been prepared in accordance with GAAP for interim financial information in accordance with Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In our opinion, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and nine-months ended September 30, 2018 are not necessarily indicative of the results for the full year. While we believe that the disclosures presented herein are adequate and not misleading, these interim financial statements should be read in conjunction with the audited financial statements and the footnotes thereto contained in our annual report on Form 10-K for the year ended December 31, 2017.

Our consolidated financial statements include our accounts and the accounts of our 100% owned subsidiaries, Gulf + Western Industries, Inc., Magellan Acquisition Corporation, Minerales Vane 2, S.A. de C.V., and Minerales Vane Operaciones, S.A de C.V. All intercompany transactions and balances have been eliminated. Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Reclassification

Certain reclassifications have been made to the prior periods to conform to the current period presentation.

Recent Accounting Pronouncements

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities,” which addresses the recognition, measurement, presentation and disclosure of financial assets and liabilities. This ASU primarily affects the accounting for equity investments, financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. In addition, this ASU clarifies the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. This standard became effective on January 1, 2018. At the adoption of this standard the Company reclassified $8,518 from Accumulated Other Comprehensive Loss to Accumulated Deficit which represented the cumulative impact of the new standard.

Accounting Standards Update No. 2014-09—Revenue from Contracts with Customers (Topic 606). On May 28, 2014, the FASB issued guidance that requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU was further amended by ASU No. 2015-14, No. 2016-08, No. 2016-10, No. 2016-12 and No. 2016-20. The guidance provides a five-step approach to be applied to all contracts with customers and also requires expanded disclosures about revenue recognition. The Company has performed an assessment of the revised guidance and the impacts on the Company’s Consolidated Financial Statements and disclosures and has determined that the adoption of this guidance did not have an impact. The Company adopted the new guidance effective January 1, 2018 using the modified retrospective approach.

Liquidity and Going Concern

Our unaudited consolidated financial statements have been prepared on a going concern basis, which assumes that we will be able to meet our obligations and continue our operations during the next fiscal year. Asset realization values may be significantly different from carrying values as shown in our consolidated financial statements and do not give effect to adjustments that would be necessary to the carrying values of assets and liabilities should we be unable to continue as a going concern. At September 30, 2018, we have not yet generated substantial revenues or achieved profitable operations and we have accumulated losses of $5,437,052. We expect to incur further losses in the development of our business, all of which raise substantial doubt about our ability to continue as a going concern. Our ability to continue as a going concern depends on our ability to generate future profits and/or to obtain the necessary financing to meet our obligations arising from normal business operations when they come due.

During the nine months ended September 30, 2018, we sold 17,000,000 units consisting of common stock and warrants and realized net proceeds of $340,000. Additionally, 6,000,000 warrants were exercised during the same period and net proceeds of $120,000 were realized. Proceeds from these transactions were generally used to fund working capital.

Additionally through various transactions with related parties during the year ended December 31, 2017, the Company realized approximately $1,075,000 which is primarily reflected in a series of promissory notes ("Series 2017 Notes"). The proceeds were generally used to fund the purchase of the SDA Mill in Mexico. The Series 2017 Notes are secured by a pledge of all the outstanding shares of Magellan Acquisition Corporation, a wholly-owned subsidiary that owns the SDA Mill through Minerales Vane 2.

We anticipate that additional funding will be in the form of additional loans from officers, directors or significant shareholders, or equity financing from the sale of our common stock but cannot assure than any future financings will occur.

Note 1 – Organization, Basis of Presentation, and Continuance of Operations

Organization and Nature of Operations

Magellan Gold Corporation (“we” “our”, “us”, the “Company” or “Magellan”) was incorporated on September 28, 2010, under the laws of the State of Nevada. Our principal business is the acquisition and exploration of mineral resources. We have not presently determined whether the properties to which we have mining rights contain mineral reserves that are economically recoverable.

On December 31, 2014, we formed and organized a new wholly-owned subsidiary, Gulf+Western Industries, Inc., a Nevada corporation (“Gulf+Western” or “G+W”), to own and operate our Silver District mining interests.  On October 1, 2014 we completed the transfer of those assets from Magellan to G+W.  Effective December 31, 2014 Magellan pledged all its ownership interest in G+W to Mr. John D. Gibbs, a significant shareholder in the Company, as security for outstanding amounts under a line of credit agreement between Magellan and Mr. Gibbs.

On June 1, 2015, we transferred 15% of our ownership interest in G+W to Dr. W. Pierce Carson (Dr. Carson), in exchange for one year of service as President, Chief Executive Officer and Director of G+W.  As a result of the transaction, Magellan’s ownership interest in G+W was reduced to 85%.  The transaction was valued at $50,000 representing compensation for the one-year period from 2015 through May 2016. On June 1, 2016 we executed an employment agreement with Dr. Carson in which he assumed the positions of President and Chief Executive Officer of Magellan Gold Corporation. The agreement also provided that Dr. Carson be appointed a Director of Magellan Gold Corporation, effective June 30, 2016.  As a result, Mr. John Power resigned his positions as President and Chief Executive Officer and retained the position of Chief Financial Officer until December 31, 2017 upon his replacement by Michael P. Martinez as CFO. Mr. Power and Dr. Carson currently serve as Directors of Magellan.

In July 2016, the Company completed a share exchange with Dr. Carson in which Dr. Carson surrendered his 15% interest in G+W in exchange for 8,623,957 shares of Magellan Gold Corporation. As a result of this transaction, G+W became a wholly owned subsidiary of Magellan Gold Corporation.

On October 24, 2016, the Company entered into a Mining Option Agreement (“Option Agreement”) between and among Rio Silver Inc., a Canadian company (“Rio Silver”), Minera Rio Plata S.A.C. (“Minera”), a Peruvian company and subsidiary of Rio Silver, and Magellan Gold Peru S.A.C. (“Magellan Peru”), a Peruvian company and wholly owned subsidiary of the Company pursuant to which Rio Silver through Minera granted to the Company a sole and exclusive option to acquire an undivided 50% interest in and to property located in central Peru. Effective December 31, 2017, the Company agreed with Rio Silver to terminate the option agreement, thereby terminating the Company’s option to earn an interest in the Niñobamba Silver/Gold Project. The Company retained its ownership of Rio Silver stock. Further information regarding the Option Agreement is included in Note 3– Mining Option Agreement.

On November 30, 2017, the Company purchased from Rose Petroleum plc (“Rose”) a mineral processing mill operation located in the state of Navarit, Mexico (the “SDA Mill”) as well as its associated assets, licenses and agreements.  Magellan previously paid a $50,000 option payment, and an additional $100,000 option-to-purchase extension. The $100,000 option extension payment was applied against the cash portion of the purchase price.

The purchase price for the SDA Mill consisted of $850,000 cash, a $50,000 promissory note, the $50,000 non-refundable option payment, the $100,000 previously paid for the option-to-purchase extension, and 14,200,834 shares of common stock (the “Shares”) with a fair value of $426,025 at the closing date. The note is non-interest bearing and due on March 10, 2018.  The Shares will be held in escrow for a period of 12 months and the Company has the option to repurchase the Shares from Rose for the sum of $500,000 in the first six months and $550,000 in months 7 to 12.

Rose owned 1 share of Series A capital stock of Minerales Vane S.A. de C.V. (“Minerales Vane 1”) and Vane Minerals (UK) Limited (“Vane UK”) owned 49,999 shares of Series A capital stock and 26,524,000 shares of Series B capital stock of Minerales Vane 1.

Prior to closing, all of the assets and operations related to the SDA Mill were transferred to a newly incorporated entity, Minerales Vane 2 S.A. de C.V. (“Minerales Vane 2”).  Magellan purchased 100% of the issued and outstanding shares of Minerales Vane 2. Effective November 30, 2017, the Company’s newly incorporated wholly-owned subsidiary, Magellan Acquisition Corporation (“MAC”), acquired Minerales Vane 2.

On October 17, 2017, the Company amended the agreement to include the acquisition of Minerales VANE Operaciones ("MVO") (the entity that provides labor to the Mill) for $2,500 as soon as practicable following the closing of the acquisition of the SDA Mill.  At December 31, 2017, the Company had not obtained control of MVO. Magellan had not paid the purchase price of $2,500, had not received the outstanding shares of MVO and had not legally acquired the assets and liabilities. The purpose of acquiring MVO is that it is the sister entity that employs all employees of the SDA mill. The acquisition of MVO will not result in the acquisition of any additional assets or liabilities.

Our primary focus with the acquisition of the SDA Mill in Mexico is to transform Magellan into a production company, to continue to advance our Arizona and Peru silver projects towards resource definition and eventual development, and possibly to acquire additional mineral rights and conduct additional exploration, development and permitting activities. Our mineral lease payments, permitting applications and exploration and development efforts will require additional capital. We rely upon the sale of our securities as well as advances and loans from executive management and significant shareholders to fund our operations as we have not generated any significant revenue.

Liquidity and Going Concern

Our unaudited consolidated financial statements have been prepared on a going concern basis, which assumes that we will be able to meet our obligations and continue our operations during the next fiscal year. Asset realization values may be significantly different from carrying values as shown in our consolidated financial statements and do not give effect to adjustments that would be necessary to the carrying values of assets and liabilities should we be unable to continue as a going concern. At December 31, 2017, we had not yet generated any significant revenues or achieved profitable operations and we have accumulated losses of $4,059,888. We expect to incur further losses in the development of our business, all of which raises substantial doubt as to our ability to continue as a going concern. Our ability to continue as a going concern depends on our ability to generate future profits and/or to obtain the necessary financing to meet our obligations arising from normal business operations when they come due.

During the year ended December 31, 2017 we realized $175,000 from sales of our common stock and exercise of warrants. The Company also issued convertible promissory notes to two investors and realized net proceeds of $267,150. Proceeds from these transactions were generally used to fund certain investing activities and for general working capital.

Additionally through various transactions with related parties during the year ended December 31, 2017, the Company realized approximately $1,075,000 which is primarily reflected in a series of promissory notes ("Series 2017 Notes"). The proceeds were generally used to fund the purchase of the SDA Mill in Mexico. The Series 2017 Notes are secured by a pledge of all the outstanding shares of Magellan Acquisition Corporation, a wholly-owned subsidiary that owns the SDA Mill through Minerales Vane 2.

We anticipate that additional funding will be in the form of additional loans from officers, directors or significant shareholders, or equity financing from the sale of our common stock but cannot assure than any future financings will occur.